Income Taxes - Schedule of Components of Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Income/(loss) before income tax	$ (24,187)	$ (28,898)	$ (23,017)
Foreign
Operating Loss Carryforwards [Line Items]
Income/(loss) before income tax	(9,431)	(6,621)	(3,838)
Switzerland
Operating Loss Carryforwards [Line Items]
Income/(loss) before income tax	$ (14,756)	$ (22,277)	$ (19,179)